Notes Payable - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum	Mar. 31, 2012 Series A Convertible Preferred Stock	Mar. 31, 2008 Series A Convertible Preferred Stock	Mar. 31, 2012 Term Loan	Mar. 31, 2012 Tranche And One Term Loan Facility
Line of Credit Facility [Line Items]
Aggregate principal amount of term loan							$ 7,000,000	$ 4,000,000
Term loan advances aggregate amount	3,000,000
Minimum increment of term loan advances	1,000,000
Additional loan amount drawn	2,000,000
Issuance of convertible preffered stock	0	0			65,000	65,000
Debt issuance costs	215,000
fair value of warrants	$ 431,000
LIBOR Rate plus			6.50%	10.00%
Additional paid-in-kind interest	2.00%